Income Taxes (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2014
Operating Loss Carryforwards [Line Items]
Federal statutory tax rate	34.00%
State statutory tax rate	3.00%
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net	0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	6,305,000
Accumulated net operating loss carryforwards	6,305,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,271,000
Accumulated net operating loss carryforwards	3,271,000